As filed with the Securities and Exchange Commission on May 6, 2011

Registration No. 33-87874

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 25 ☒

AND/OR

REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 30

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

320 Park Avenue New York, New York 10022

(Address of Registrant’s Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (212) 224-1893

John R. Greed
Chairman, President and Chief Executive Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, New York 10022-6839

(Name and address of agent for service)

Copy to:

Thomas L. Martin

Executive Vice President and Secretary

Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, New York 10022-6839

Approximate date of proposed public offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒  immediately upon filing pursuant to paragraph (b).

☐  on May 1, 2011 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on May 1, 2011 pursuant to paragraph (a)(1) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2).

☐  on May 1, 2011 pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 6th day of May, 2011.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
(REGISTRANT)

By:	/s/ JOHN R. GREED

Title: Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 6, 2011.

Signatures		Title

/s/ JOHN R. GREED		Director; Chairman, President and Chief Executive Officer
John R. Greed		(Principal Executive Officer)

/s/ GEORGE L. MEDLIN		Executive Vice President and Treasurer and Chief Financial
George L. Medlin		Officer

* Carolyn N. Dolan		Director

*		Director
Kevin M. Kearney

*		Director
LaSalle D. Leffall, III

*		Director
John W. Silbal

*		Director
Margaret M. Smyth

*		Director
Patrick J. Waide, Jr.

*		Director
William E. Whiston

*By:	/s/ JOHN R. GREED
John R. Greed Attorney-in-Fact Chief

C-9

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase